Introduction (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Foreign exchange rates
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2019, 2018 and 2017 and the average rates for the years ended December 31, 2019, 2018 and 2017.

Exchange Rates to the US Dollar	Functional Currency	2019 Year-end Rate	2018 Year-end Rate	Change %	2019 Average Rate	2018 Average Rate	Change %	2017 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	—%	6.91	6.91	—%	6.91
Chad	CFA Franc (XAF)	n/a	580	n/a	n/a	571	n/a	588
Colombia	Peso (COP)	3,277	3,250	0.8%	3,296	2,973	10.9%	2,961
Costa Rica	Costa Rican Colon (CRC)	576	608	(5.2)%	588	578	1.8%	571
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ghana	Cedi (GHS)	5.73	4.82	18.9%	5.33	4.63	15.0%	4.36
Guatemala	Quetzal (GTQ)	7.70	7.74	(0.5)%	7.71	7.52	2.5%	7.36
Honduras	Lempira (HNL)	24.72	24.42	1.2%	24.59	23.99	2.5%	23.58
Luxembourg	Euro (EUR)	0.89	0.87	2.5%	0.89	0.85	5.1%	0.89
Nicaragua	Cordoba (NIO)	33.84	32.33	4.7%	33.12	31.55	5.0%	30.05
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	6,453	5,961	8.3%	6,232	5,743	8.5%	5,626
Sweden	Krona (SEK)	9.365	8.85	5.8%	9.43	8.71	8.3%	8.53
Tanzania	Shilling (TZS)	2,299	2,299	—%	2,304	2,274	1.3%	2,233
United Kingdom	Pound (GBP)	0.75	0.78	(3.3)%	0.78	0.75	4.3%	0.77
(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.

Effects of implementation of new IFRS
The application of IFRS 15 and IFRS 9 had the following impact on the Group financial statements at January 1, 2018:

FINANCIAL POSITION $ millions	As at January 1, 2018 before application	Effect of adoption of IFRS 15	Effect of adoption of IFRS 9	As at January 1, 2018 after application	Reason for the change
ASSETS
Investment in joint ventures (non-current)	2,966	27	(4)	2,989	(i)
Contract costs, net (non-current) NEW	—	4	—	4	(ii)
Deferred tax asset	180	—	10	191	(viii)
Other non-current assets	113	—	(1)	113	(iii)
Trade receivables, net (current)	386	—	(47)	339	(iv)
Contract assets, net (current) NEW	—	29	(1)	28	(v)
LIABILITIES
Contract liabilities (current) NEW	—	51	—	51	(vi)
Provisions and other current liabilities	425	(46)	—	379	(vii)
Deferred tax liability (non-current)	56	7	(1)	62	(viii)
EQUITY
Retained profits and loss for the year	3,035	48	(38)	3,045	(ix)
Non-controlling interests	185	—	(5)	181	(ix)
(i)    Impact of application of IFRS 15 and IFRS 9 for our joint ventures in Guatemala, Honduras and Ghana.
(ii)    This mainly represents commissions capitalized and amortized over the average contract term.
(iii)    Effect of the application of the expected credit losses required by IFRS 9 on amounts due from joint ventures.
(iv)    Effect of the application of the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.
(v)    Contract assets mainly represents subsidized handsets as more revenue is recognized upfront while the cash will be received throughout the subscription period (which is usually between 12 to 36 months).
(vi)    This mainly represents deferred revenue for goods and services not yet delivered to customers that will be recognized when the goods are delivered and the services are provided to customers. The balance also comprises revenue from the billing of subscription fees or ‘one-time’ fees at the inception of a contract that are deferred and will be recognized over the average customer retention period or the contract term.
(vii)    Reclassification of deferred revenue to contract liabilities - see previous paragraph.
(viii)    Tax effects of the above adjustments.
(ix)    Cumulative catch-up effect.
The following summarizes the amount by which each financial statement line item is affected in the current reporting year by the application of IFRS 15 as compared to previous standard and interpretations:

INCOME STATEMENT $ millions	2018
	As reported	Without adoption of IFRS 15	Effect of Change Higher/(Lower)	Reason for the change
Total revenue	3,946	4,023	(77)	(i)
Cost of sales	(1,117)	(1,165)	48	(ii)
Operating expenses	(1,616)	(1,656)	40	(ii)
Share of profit in the joint ventures in Guatemala and Honduras	154	152	2	(iii)
Tax impact	(112)	(111)	(1)	(iv)
(i)    Mainly for adjustments for "principal vs agent" considerations under IFRS 15 for wholesale carrier business, as well as for the shift in the timing of revenue recognition due to the reallocation of revenue from service (over time) to telephone and equipment revenue (point in time).
(ii)    Mainly for the reallocation of cost for selling devices due to shift from service revenue to telephone and equipment revenue, for the capitalization and amortization of contract costs and for adjustments for "principal vs agent" under IFRS 15 for wholesale carrier business.
(iii)    Impact of IFRS 15 related to our share of profit in our joint ventures in Guatemala and Honduras.
(iv)    Tax effects of the above adjustments.

FINANCIAL POSITION $ millions	2018
	As reported	Without adoption of IFRS 15	Effect of Change Higher/(Lower)	Reason for the change
ASSETS
Investment in joint ventures (non-current)	2,867	2,839	28	(i)
Contract costs, net (non-current)	4	—	4	(ii)
Deferred tax assets	202	200	2	(vi)
Contract assets, net (current)	37	—	37	(iii)
LIABILITIES
Contract liabilities (current)	87	—	87	(iv)
Provisions and other current liabilities	492	574	(82)	(v)
Current income tax liabilities	55	52	3	(vi)
Deferred tax liabilities (non-current)	236	229	7	(vi)
EQUITY
Retained profits and loss for the year	2,525	2,468	57	(vii)
Non-controlling interests	251	248	3	(vii)
(i)    Impact of application of IFRS 15 for our joint ventures in Guatemala, Honduras and Ghana.
(ii)    This mainly represents commissions capitalized and amortized over the average contract term.
(iii)    Contract assets mainly represents subsidized handsets as more revenue is recognized upfront while the cash will be received throughout the subscription period (which are usually between 12 to 36 months). Throughout the year ended December 31, 2018 no material impairment loss has been recognized.
(iv)    This mainly represents deferred revenue for goods and services not yet delivered to customers that will be recognized when the goods are delivered and the services are provided to customers. The balance also comprises the revenue from the billing of subscription fees or ‘one-time’ fees at the inception of a contract that are deferred and will be recognized over the average customer retention period or the contract term.
(v)    Reclassification of deferred revenue to contract liabilities - see previous paragraph.
(vi)    Tax effects of the above adjustments.
(vii)    Cumulative catch-up effect and IFRS 15 effect in the current year.
The application of IFRS 16 affected the following items in the statement of financial position on January 1, 2019:

FINANCIAL POSITION $ millions	As at January 1, 2019 before application	Effect of adoption of IFRS 16	As at January 1, 2019 after application	Reason for the change
ASSETS
Property, plant and equipment, net	3,071	(307)	2,764	(i)
Right-of-use asset (non-current) NEW	—	856	856	(ii)
Prepayments	129	(6)	123	(iii)
LIABILITIES
Lease liabilities (non-current) NEW	—	812	812	(iv)
Debt and other financing (non-current)	4,123	(337)	3,786	(v)
Lease liabilities (current) NEW	—	86	86	(iv)
Debt and other financing (current)	458	(16)	442	(v)
Other current liabilities	492	(2)	490	(vi)
(i)    Transfer of previously capitalized assets under finance leases to Right-of-Use assets.

(ii)	Initial recognition of Right-of-Use assets, transfer of previously recognized finance leases and of lease prepayments to the Right-of-Use asset cost at transition.
(iii)    Transfer of lease prepayments to the Right-of-Use asset cost at transition.
(iv)    Initial recognition of lease liabilities and transfer of previously recognized finance lease liabilities.
(v)    Transfer of previously recognized finance lease liabilities to new Lease liabilities accounts.
(vi)    Reclassification of provisions for onerous contracts to Right-of-Use assets.
For leases previously classified as finance leases Millicom recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right of use asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 are only applied after that date.

$ millions	2019
Operating lease commitments disclosed as at December 31, 2018	801
(Plus): Non lease components obligations	57
(Less): Short term leases recognized on a straight line basis as an expense	(3)
(Less): Low value leases recognized on a straight line basis as an expense	(2)
(Less): Contract included in the lease commitments but with starting date in 2019 and not part of the IFRS 16 opening balances	(17)
(Plus/Less): Other	(9)
Gross lease liabilities	828
Discounted using the lessee's incremental borrowing rate at the date of the initial application	(283)
Incremental lease liabilities recognized at January 1, 2019	545
(Plus): Finance lease liabilities recognized at December 31, 2018	353
Lease liabilities recognized at January 1, 2019	898

Of which are:
Current lease liabilities	86
Non-current lease liabilities	812